Leases - Schedule of Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Leases [Abstract]
Amortization of right-of-use assets	$ 72	$ 57
Interest expense on lease liabilities	26	21	$ 23
Total net lease cost	$ 98	$ 78
Weighted average remaining lease term	14 years 6 months	12 years 4 months 24 days
Weighted average discount rate	4.36%	5.16%